PROPERTY, PLANT AND EQUIPMENT - Segment breakup - (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	$ 72,640	$ 72,978	$ 74,245
Assets under construction and not subject to depreciation	5,600		4,700
Oil Sands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	54,665		57,641
Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	7,578		7,792
Refining and Marketing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	9,574		8,535
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	125,164		116,874	$ 114,848
Cost | Oil Sands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	85,246		80,295
Cost | Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	22,876		21,867
Cost | Refining and Marketing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	15,342		13,627
Accumulated provision
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(52,524)		(42,629)	(41,355)
Accumulated provision | Oil Sands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(30,581)		(22,654)
Accumulated provision | Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(15,298)		(14,075)
Accumulated provision | Refining and Marketing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(5,768)		(5,092)
Oil and Gas properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	18,207		18,062
Oil and Gas properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	40,596		37,845	36,209
Oil and Gas properties | Accumulated provision
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(22,389)		(19,783)	(17,975)
Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	54,433		56,183
Plant and Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	84,568		79,029	78,639
Plant and Equipment | Accumulated provision
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(30,135)		(22,846)	$ (23,380)
Corporate Energy Trading And Eliminations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	823		277
Corporate Energy Trading And Eliminations | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	1,700		1,085
Corporate Energy Trading And Eliminations | Accumulated provision
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	$ (877)		$ (808)